Financial instruments - Fair values (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	$ 1,076,000	$ 1,345,852
Embedded derivatives | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability		0
Embedded derivatives | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	11,940	0
Foreign currency forwards | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	61	174
Term Facility | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	645,298	642,363
Term Facility | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	645,298	642,363
Senior Unsecured Notes | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	0	225,000
Senior Unsecured Notes | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	0	225,000
Obligations under finance leases | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	8,757	8,245
Obligations under finance leases | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	8,757	8,245
Special Warrants | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	0	140,000
Special Warrants | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	0	140,000
Senior Unsecured Convertible Debentures | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	130,355	0
Senior Unsecured Convertible Debentures | Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	123,200	0
Interim production financing | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	93,683	101,224
Interim production financing | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	93,683	101,224
Other liabilities | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	8,150	11,422
Other liabilities | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	$ 8,150	$ 11,422